Treasury Shares	3 Months Ended
Mar. 31, 2026
Disclosure of treasury shares [abstract]
Treasury Shares

Note 10—Treasury Shares

The development in the holding of treasury shares was as follows:

	Nominal values	Holding	Holding in % of total outstanding shares
	(EUR’000)	(Number)
Treasury shares
January 1, 2026	80	597,096	1.0%
Acquired from third parties	34	254,027	—
Transferred under stock incentive programs	(79)	(585,872)	—
March 31, 2026	35	265,251	0.4%